Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Borrowings

	2021	2020

Capital funding	1,292	1,241

Operational funding	8,369	7,283

At December 31	9,661	8,524

Current	824	950

Non-current	8,837	7,574

Fair value of borrowings	10,171	9,165

Summary of Undrawn Committed Borrowings Facilities

Undrawn committed borrowing facilities:	2021	2020

Floating-rate

- Expiring within one year	408	666

- Expiring beyond one year	2,991	2,622

At December 31	3,399	3,288

Capital funding [member]
Statement [LineItems]
Summary of Borrowings

(sorted at maturity)	Coupon rate	Coupon date	Issue / Maturity	2021	2020

EUR 500 million Senior Unsecured Notes	1.00%	December 8	2016 / 23	499	498

GBP 250 million Medium-Term Notes	6.125%	December 15	1999 / 31	296	278

GBP 400 million Senior Unsecured Notes	6.625%	Semi-annually	2009 / 39	472	442

Other				26	24

At December 31				1,292	1,241

Operational funding [member]
Statement [LineItems]
Summary of Borrowings

	Coupon rate	Coupon date	Issue / Maturity	2021	2020

Revolving Loan Facility Warehouse Mortgage Loans 1)	Floating	Monthly	- / 22	592	743

Revolving Loan Facility Warehouse Mortgage Loans 1)	Floating	Monthly	- / 24	494	802

EUR 875 million “SAECURE 16” RMBS Note 1) , 2)	Floating	Quarterly	2018 / 23	676	758

EUR 512 million “SAECURE 18” RMBS Note 1) , 3)	Floating	Quarterly	2019 / 25	355	422

EUR 657 million “SAECURE 20” RMBS Note 1) , 4)	Floating	Quarterly	2021 / 27	625	-

EUR 500 million Conditional Pass-Through Covered Bond 1) , 5)	0.250%	Annual	2016 / 23	499	498

EUR 500 million Conditional Pass-Through Covered Bond 1) , 6)	0.375%	Annual	2017 / 24	499	498

EUR 500 million Conditional Pass-Through Covered Bond 1) , 7)	0.010%	Annual	2020 / 25	506	508

EUR 500 million Conditional Pass-Through Covered Bond 1) , 8)	0.750%	Annual	2017 / 27	492	491

EUR 500 million Conditional Pass-Through Covered Bond 1) , 9)	0.375%	Annual	2021 / 36	494	-

FHLB Secured borrowings 1)	Floating	Quarterly	2021 / 24	2,634	2,055

Aegon Bank Senior Non-Preferred debt 1)	0.625%	Annual	2019 / 24	499	498

Other				5	9

At December 31				8,369	7,283
1	Issued by a subsidiary of Aegon N.V.
2
The first optional redemption date is October 30, 2023; the final legal maturity date is October 30, 2091. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

3
The first optional redemption date is July 28, 2025; the final legal maturity date is April 28, 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

4
The first optional redemption date is October 28, 2027; the final legal maturity date is April 28, 2093. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

5	The maturity date is May 25, 2023; the extended due for payment date is May 25, 2055.
6	The maturity date is November 21, 2024; the extended due for payment date is November 21, 2056.
7	The maturity date is November 16, 2025; the extended due for payment date is November 16, 2057.
8	The maturity date is June 27, 2027; the extended due for payment date is June 27, 2059.
9	The maturity date is June 9, 2036; the extended due for payment date is June 9, 2037.